Submission	Apr. 09, 2026
Submission [Line Items]
Central Index Key	0001835856
Registrant Name	Better Home & Finance Holding Co
Registration File Number	333-287335
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES